Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Current assets, VIEs
Cash	¥ 1,811,319	¥ 924,498
Restricted cash	27,673	6,425
Accounts receivable, net of allowance for doubtful accounts	198,851	111,013
Value-added-tax ("VAT") recoverable	72,958	59,680
Prepaid expenses	50,361	51,395
Other current assets	49,151	33,688
Property and equipment, net	4,322,891	2,512,687
Intangible assets, net	92,569	46,935
Noncurrent deferred tax assets	12,626	2,363
VAT recoverable, non-current	98,863	0
Other non-current assets	98,725	57,516
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	628,478	428,218
Accounts payable	513,543	215,658
Accrued expenses and other payables	207,950	118,316
Deferred revenue	40,657	46,508
Capital lease and other financing obligations, current	88,593	48,745
Long-term borrowings, excluding current portion	1,509,676	958,264
Capital lease and other financing obligations, non-current	1,022,959	424,939
Deferred tax liabilities	53,280	37,691
Other long-term liabilities	¥ 111,706	¥ 79,005
Redeemable preferred shares, authorized | shares		350,563,436
Redeemable preferred shares, issued | shares		349,087,677
Redeemable preferred shares, outstanding | shares		349,087,677
Redeemable preferred shares, aggregate redemption amount		¥ 2,277,059
Ordinary shares, shares authorized | shares	2,002,000,000	675,636,564
Ordinary shares, shares issued | shares	760,009,043	217,987,922
Ordinary shares, shares outstanding | shares	760,009,043	217,987,922
VIEs
Current assets, VIEs
Cash	¥ 397,948	¥ 12,032
Restricted cash	10,091	0
Accounts receivable, net of allowance for doubtful accounts	172,538	3,847
Value-added-tax ("VAT") recoverable	13,399	1,389
Prepaid expenses	28,466	5,173
Other current assets	1,201	234
Property and equipment, net	1,421,036	5,830
Intangible assets, net	54,558	0
Noncurrent deferred tax assets	8,178	0
VAT recoverable, non-current	12,094	0
Other non-current assets	36,357	0
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	413,600	0
Accounts payable	152,192	4,151
Accrued expenses and other payables	125,989	1,802
Deferred revenue	30,033	8,992
Capital lease and other financing obligations, current	55,311	0
Long-term borrowings, excluding current portion	0	0
Capital lease and other financing obligations, non-current	631,874	0
Deferred tax liabilities	39,426	0
Other long-term liabilities	¥ 8,717	¥ 0